April 25, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Mr. Mark Cowan
Document Control – EDGAR
RE:	Ameriprise Certificate Company
Ameriprise Flexible Savings Certificate
Post-Effective Amendment No. 51
File No. 2-95577

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the Ameriprise Flexible Savings Certificate does not differ from that contained in Registrant’s Post-Effective Amendment No. 51 (Amendment). This Amendment was filed electronically on April 18, 2019.

If you have any questions regarding this filing, please contact Anna Butskaya at (612) 671-4993.

/s/ Megan E. Garcy
Megan E. Garcy
Counsel
Ameriprise Financial, Inc.